Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2022
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Interest-bearing loans and borrowings

22.	Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to Note 27
Risks arising from financial instruments.

Million US dollar	31 December 2022	31 December 2021
Unsecured bond issues	76 798	85 433
Lease liabilities	1 963	1 830
Unsecured other loans	95	31
Secured bank loans	24	75

Non-current interest-bearing loans and borrowings	78 880	87 369

Lease liabilities	529	447
Secured bank loans	369	553
Unsecured bank loans	100	106
Unsecured other loans	30	9
Unsecured bond issues	—	293

Current interest-bearing loans and borrowings	1 029	1 408

Interest-bearing loans and borrowings	79 909	88 777

The current and
non-current
interest-bearing loans and borrowings amount to 79.9 billion US dollar as at 31 December 2022, compared to 88.8 billion US dollar as at 31 December 2021.
As at 31 December 2022, the company had no outstanding balance on commercial papers (31 December 2021: nil). The commercial papers include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
On 10 January 2022, Anheuser-Busch InBev SA/NV (“ABISA”) announced that its wholly-owned subsidiary Anheuser- Busch InBev Finance Inc. (“ABIFI”) exercised its option to redeem the outstanding principal amounts for an aggregate principal amount of 3.1 billion US dollar of the following series of notes:

Date of redemption	Issuer (abbreviated)	Title of series of notes redeemed	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
9 February 2022	ABIFI	3.650% Notes due 2026	USD	1 633	1 633
1 March 2022	ABIFI	4.915% Notes due 2046	USD	1 470	1 470
On 2 December 2022, the company completed the tender offers of twelve series of USD notes and two series of GBP notes for up to 3.5 billion US dollar aggregate purchase price. The company accepted the tender offers of eight series of notes issued by Anheuser-Busch InBev SA/NV (“ABISA”), Anheuser-Busch InBev Worldwide (“ABIWW”) and Anheuser-Busch InBev Finance Inc. (“ABIFI”) and repurchased 3.9 billion US dollar aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
2 December 2022	ABISA	2.850% Notes due 2037	GBP	900	489	411
2 December 2022	ABISA	2.250% Notes due 2029	GBP	700	363	337
2 December 2022	ABIFI	4.000% Notes due 2043	USD	750	346	404
2 December 2022	ABIWW	3.750% Notes due 2042	USD	1 000	529	471
2 December 2022	ABIWW	4.600% Notes due 2060	USD	1 000	503	497
2 December 2022	ABIWW	4.500% Notes due 2050	USD	2 250	683	1 567
2 December 2022	ABIWW	4.750% Notes due 2058	USD	1 500	519	981
2 December 2022	ABIWW	4.600% Notes due 2048	USD	2 500	321	2 179
These tender offers were financed with cash.
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.

AB InBev’s net debt decreased to 69.7 billion US dollar as at 31 December 2022, from 76.2 billion US dollar as at 31 December 2021. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (6.1 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (2.4 billion US dollar) and foreign exchange impact on net debt (1.5 billion US dollar decrease of net debt).
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2022	31 December 2021
Non-current interest-bearing loans and borrowings	78 880	87 369
Current interest-bearing loans and borrowings	1 029	1 408

Interest-bearing loans and borrowings	79 909	88 777

Bank overdrafts	83	53
Cash and cash equivalents	(9 973)	(12 097)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(183)	(175)
Debt securities (included within Investment securities)	(123)	(396)

Net debt	69 713	76 162

Reconciliation of liabilities arising from financing activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2022	87 369	1 408

Proceeds from borrowings	74	17
Payments on borrowings	(6 698)	(567)
Capitalization / (payment) of lease liabilities	794	(519)
Amortized cost	63	—
Unrealized foreign exchange effects	(1 776)	(6)
Current portion of long-term debt	(617)	617
(Gain)/Loss on bond redemption and other movements	(329)	79

Balance at 31 December 2022	78 880	1 029

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2021	95 478	3 081

Proceeds from borrowings	148	306
Payments on borrowings	(6 735)	(2 230)
Capitalization / (payment) of lease liabilities	697	(547)
Amortized cost	64	—
Unrealized foreign exchange effects	(2 149)	(88)
Current portion of long-term debt	(875)	875
(Gain)/Loss on bond redemption and other movements	741	10

Balance at 31 December 2021	87 369	1 408

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410

Proceeds from borrowings	11 226	3 596
Payments on borrowings	(13 596)	(9 520)
Capitalization / (payment) of lease liabilities	394	(484)
Amortized cost	71	17
Unrealized foreign exchange effects	2 521	241
Current portion of long-term debt	(3 744)	3 744
(Gain)/Loss on bond redemption and other movements	1 042	77

Balance at 31 December 2020	95 478	3 081